UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-08

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         02-09-09
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      23

Form 13F Information Table Value Total:  $   89,628
                                         -----------
                                         (thousands)

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 SEC
                                                         Decenber 31, 2008

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109     1062    49500 SH       Sole                    49500
Autozone                       COM              053332102     4798    34405 SH       Sole                    34405
Berkshire Hthwy Cl B           COM              084670207    19200     5974 SH       Sole                     5974
Canadian Natural Resources     COM              136385101      600    15000 SH       Sole                    15000
Dish Network Cl A              COM              25470m109     5282   476330 SH       Sole                   476330
Echostar                       COM              278768106     2177   146394 SH       Sole                   146394
Enstar Group                   COM              g3075p101      651    11000 SH       Sole                    11000
FASTENAL CO                    COM              311900104     7474   214475 SH       Sole                   214475
Fifth Third Bancorp            COM              316773100      826   100000 SH       Sole                   100000
Forest City Enterprises        COM              345550107      335    50000 SH       Sole                    50000
Homefed Corp                   COM              43739d307     1993   120772 SH       Sole                   120772
Idexx Labs                     COM              45168d104     6569   182060 SH       Sole                   182060
Imperial Metals Corp           COM              452892102      769   436000 SH       Sole                   436000
Johnson & Johnson              COM              478160104     3313    55379 SH       Sole                    55379
Leucadia National              COM              527288104     4274   215850 SH       Sole                   215850
Martin Marietta Materials      COM              573284106     2670    27500 SH       Sole                    27500
Mohawk Industries              COM              608190104     8247   191935 SH       Sole                   191935
Pfizer                         COM              717081103     1723    97301 SH       Sole                    97301
Strayer Education              COM              863236105     3452    16100 SH       Sole                    16100
Sun Microsystems               COM              866810203     1112   291100 SH       Sole                   291100
Target                         COM              87612e106     4814   139425 SH       Sole                   139425
WELLS FARGO & CO               COM              949746101     2948   100000 SH       Sole                   100000
Walgreen                       COM              931422109     5337   216350 SH       Sole                   216350